Prospectus Supplement dated July 1, 2010
The purpose of this mailing is to provide you with changes to the current Prospectus for Investor Class shares of the Portfolios listed below:
Premier Portfolio
Premier Tax-Exempt Portfolio
Premier U.S. Government Money Portfolio
The following information replaces in its entirety the information appearing under the heading “Fee Table and Expense Example” on pages 3 and 4 of the prospectus:
“Fee Table and Expense Example
FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold shares of the funds.
Shareholder Fees

		Premier	Premier U.S.
		Tax-	Government
	Premier	Exempt	Money
(fees paid directly from your investment)	Portfolio	Portfolio	Portfolio
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None	None
Annual Fund Operating Expenses

			Premier U.S.
		Premier Tax-	Government
	Premier	Exempt	Money
(expenses that are deducted from fund assets)	Portfolio	Portfolio	Portfolio
Management Fees	0.25%	0.25%	0.25%
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses[1]	None	None	None
Acquired Fund Fees and Expenses	None	None	None
Total Annual Fund Operating Expenses	0.25	0.25	0.25
Fee Waiver[2]	0.03	None	0.05
Net Annual Fund Operating Expenses	0.22	0.25	0.20

[1]	The funds’ investment advisor bears all expenses incurred by the funds in connection with their operations, except for: (i) interest, taxes and extraordinary items such as litigation costs; (ii) brokers’ commissions, issue and transfer taxes, and other costs chargeable to the funds in connection with securities transactions to which the funds are a party or in connection with securities owned by the funds; and (iii) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies. There can be no guarantee that the funds will not incur these types of expenses, in which case the funds could have higher total annual operating expenses than reflected in the table.

[2]	Effective July 1, 2010, through at least December 31, 2011, Invesco Advisers, Inc. has contractually agreed to waive advisory fees equal to 0.03% of the average daily net assets of Premier Portfolio and 0.05% of the average daily net assets of Premier U.S. Government Money Portfolio. Fee waivers have been restated to reflect this agreement. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on December 31, 2011.
     If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.
     Each fund consists of two classes of shares, Investor Class and Institutional Class, that share a common investment objective and portfolio of investments. The two classes differ with respect to, among other things, purchase and redemption options, exchange privileges and timing of purchase and redemption orders and dividend accruals.
EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds.
     The expense example assumes that you:
(i)	invest $10,000 in the fund for the time periods indicated;

(ii)	redeem all of your shares at the end of the periods indicated;

(iii)	earn a 5% return on your investment before operating expenses each year; and

(iv)	incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).
     To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Premier Portfolio	$23	$77	$138	$315
Premier Tax-Exempt Portfolio	26	80	141	318
Premier U.S. Government Money Portfolio	20	75	136	313”
The following information replaces in its entirety the information appearing under the heading “Hypothetical Investment and Expense Information” on pages 4 and 5 of the prospectus:
“Hypothetical Investment and Expense Information
In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
•	You invest $10,000 in the fund and hold it for the entire 10 year period;

•	Your investment has a 5% return before expenses each year; and

•	The fund’s current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.
     There is no assurance that the annual expense ratio will be the expense ratio for the Fund classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Premier Portfolio —
Investor Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio	0.22%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.78%	9.76%	14.97%	20.43%	26.15%	32.14%	38.42%	45.00%	51.88%	59.10%
End of Year Balance	$10,478.00	$10,975.71	$11,497.05	$12,043.16	$12,615.21	$13,214.43	$13,842.12	$14,499.62	$15,188.35	$15,909.80
Estimated Annual Expenses	$22.53	$26.82	$28.09	$29.43	$30.82	$32.29	$33.82	$35.43	$37.11	$38.87

Premier Tax-Exempt
Portfolio —
Investor Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.75%	9.73%	14.94%	20.40%	26.12%	32.11%	38.38%	44.95%	51.84%	59.05%
End of Year Balance	$10,475.00	$10,972.56	$11,493.76	$12,039.71	$12,611.60	$13,210.65	$13,838.16	$14,495.47	$15,184.00	$15,905.24
Estimated Annual Expenses	$25.59	$26.81	$28.08	$29.42	$30.81	$32.28	$33.81	$35.42	$37.10	$38.86

Premier U.S.
Government
Money Portfolio —
Investor Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio	0.20%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.80%	9.78%	14.99%	20.45%	26.18%	32.17%	38.45%	45.02%	51.91%	59.13%
End of Year Balance	$10,480.00	$10,977.80	$11,499.25	$12,045.46	$12,617.62	$13,216.96	$13,844.76	$14,502.39	$15,191.25	$15,912.84
Estimated Annual Expenses	$20.48	$26.82	$28.10	$29.43	$30.83	$32.29	$33.83	$35.43	$37.12	$38.88”

Prospectus Supplement dated July 1, 2010
The purpose of this mailing is to provide you with changes to the current Prospectus for Institutional Class shares of the Portfolios listed below:
Premier Portfolio
Premier Tax-Exempt Portfolio
Premier U.S. Government Money Portfolio
The following information replaces in its entirety the information appearing under the heading “Fee Table and Expense Example” on pages 3 and 4 of the prospectus:
“Fee Table and Expense Example
FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold shares of the funds.
Shareholder Fees

Premier
	Premier	Premier	U.S. Government
(fees paid directly from your investment)	Portfolio	Tax-Exempt Portfolio	Money Portfolio
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None	None
Annual Fund Operating Expenses

			Premier
	Premier	Premier	U.S. Government
(expenses that are deducted from fund assets)	Portfolio	Tax-Exempt Portfolio	Money Portfolio
Management Fees	0.25%	0.25%	0.25%
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses[1]	None	None	None
Acquired Fund Fees and Expenses	None	None	None
Total Annual Fund Operating Expenses	0.25	0.25	0.25
Fee Waiver[2]	0.03	None	0.05
Net Annual Fund Operating Expenses	0.22	0.25	0.20

[1]	The funds’ investment advisor bears all expenses incurred by the funds in connection with their operations, except for: (i) interest, taxes and extraordinary items such as litigation costs; (ii) brokers’ commissions, issue and transfer taxes, and other costs chargeable to the funds in connection with securities transactions to which the funds are a party or in connection with securities owned by the funds; and (iii) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies. There can be no guarantee that the funds will not incur these types of expenses, in which case the funds could have higher total annual operating expenses than reflected in the table.

[2]	Effective July 1, 2010, through at least December 31, 2011, Invesco Advisers, Inc. has contractually agreed to waive advisory fees equal to 0.03% of the average daily net assets of Premier Portfolio and 0.05% of the average daily net assets of Premier U.S. Government Money Portfolio. Fee waivers have been restated to reflect this agreement. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on December 31, 2011.
If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

     Each fund consists of two classes of shares, Investor Class and Institutional Class, that share a common investment objective and portfolio of investments. The two classes differ with respect to, among other things, purchase and redemption options, exchange privileges and timing of purchase and redemption orders and dividend accruals.
EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds.
     The expense example assumes that you:
(i)	invest $10,000 in the fund for the time periods indicated;

(ii)	redeem all of your shares at the end of the periods indicated;

(iii)	earn a 5%return on your investment before operating expenses each year; and

(iv)	incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).
     To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Premier Portfolio	$23	$77	$138	$315
Premier Tax-Exempt Portfolio	26	80	141	318
Premier U.S. Government Money Portfolio	20	75	136	313"
The following information replaces in its entirety the information appearing under the heading “Hypothetical Investment and Expense Information” on pages 4 and 5 of the prospectus:
“Hypothetical Investment and Expense Information
In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
•	You invest $10,000 in the fund and hold it for the entire 10-year period;

•	Your investment has a 5% return before expenses each year; and

•	The fund’s current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.
     There is no assurance that the annual expense ratio will be the expense ratio for the Fund classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Premier Portfolio —
Institutional Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio	0.22%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.78%	9.76%	14.97%	20.43%	26.15%	32.14%	38.42%	45.00%	51.88%	59.10%
End of Year Balance	$10,478.00	$10,975.71	$11,497.05	$12,043.16	$12,615.21	$13,214.43	$13,842.12	$14,499.62	$15,188.35	$15,909.80
Estimated Annual Expenses	$22.53	$26.82	$28.09	$29.43	$30.82	$32.29	$33.82	$35.43	$37.11	$38.87

Premier Tax-Exempt
Portfolio —
Institutional Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.75%	9.73%	14.94%	20.40%	26.12%	32.11%	38.38%	44.95%	51.84%	59.05%
End of Year Balance	$10,475.00	$10,972.56	$11,493.76	$12,039.71	$12,611.60	$13,210.65	$13,838.16	$14,495.47	$15,184.00	$15,905.24
Estimated Annual Expenses	$25.59	$26.81	$28.08	$29.42	$30.81	$32.28	$33.81	$35.42	$37.10	$38.86

Premier U.S.
Government
Money Portfolio —
Institutional Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio	0.20%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.80%	9.78%	14.99%	20.45%	26.18%	32.17%	38.45%	45.02%	51.91%	59.13%
End of Year Balance	$10,480.00	$10,977.80	$11,499.25	$12,045.46	$12,617.62	$13,216.96	$13,844.76	$14,502.39	$15,191.25	$15,912.84
Estimated Annual Expenses	$20.48	$26.82	$28.10	$29.43	$30.83	$32.29	$33.83	$35.43	$37.12	$38.88”

Statement of Additional Information Supplement dated July 1, 2010
The purpose of this mailing is to provide you with changes to the current Statement of Additional Information for Investor and Institutional Class shares of the Portfolios listed below:
Premier Portfolio
Premier Tax-Exempt Portfolio
Premier U.S. Government Money Portfolio
The following information replaces in its entirety the eighth paragraph under the heading “INVESTMENT ADVISORY AND OTHER SERVICES — Investment Advisor” on page 27 of the Statement of Additional Information.
     “Invesco has contractually agreed through at least December 31, 2011 to waive management fees equal to 0.03% of Premier Portfolio’s and 0.05% of Premier U.S. Government Money Portfolio’s average daily net assets. Such contractual fee waivers or reductions are set forth in the Fee Table to the Funds’ Prospectus and may not be terminated or amended to either Fund’s detriment during the period stated in the agreement between Invesco and such Funds.”